Other liabilites (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Details About Other Liabilities [Text Block]	Other liabilities consisted of the following:

	At June 30, 2020			At December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for GDP and buy-back agreements	€1,788	€—	€1,788	€2,210	€—	€2,210
Accrued expenses and deferred income	577	569	1,146	769	674	1,443
Indirect taxes payables	479	57	536	501	14	515
Payables to personnel	808	14	822	1,008	15	1,023
Social security payables	325	4	329	258	4	262
Construction contract liabilities (Note 10)	70	—	70	83	—	83
Service contract liability	624	1,500	2,124	621	1,530	2,151
Other	1,166	182	1,348	1,338	189	1,527
Total Other liabilities	€5,837	€2,326	€8,163	€6,788	€2,426	€9,214